PGIM Jennison Blend Fund
Schedule of Investments as of May 31, 2024 (unaudited)
Description	Shares	Value
Long-Term Investments 98.1%
Common Stocks
Aerospace & Defense 2.0%
Airbus SE (France)	21,327	$3,627,762
Boeing Co. (The)*	30,861	5,481,222
General Electric Co.	36,597	6,043,629
RTX Corp.	54,220	5,845,458
		20,998,071
Automobile Components 0.7%
Aptiv PLC*	52,521	4,372,898
Dorman Products, Inc.*	20,996	1,931,002
Modine Manufacturing Co.*	6,702	676,366
Visteon Corp.*	6,662	741,947
		7,722,213
Automobiles 1.2%
General Motors Co.	141,353	6,359,472
Tesla, Inc.*	35,104	6,251,320
		12,610,792
Banks 7.6%
Atlantic Union Bankshares Corp.	63,715	2,079,020
Bank of America Corp.	291,855	11,671,282
Bank of NT Butterfield & Son Ltd. (The) (Bermuda)	37,118	1,264,610
BankUnited, Inc.	81,958	2,351,375
Brookline Bancorp, Inc.	283,262	2,450,216
Eastern Bankshares, Inc.	97,455	1,335,134
Enterprise Financial Services Corp.	59,323	2,295,207
First Bancorp	70,706	2,230,774
First Interstate BancSystem, Inc. (Class A Stock)	64,854	1,721,225
Hilltop Holdings, Inc.	27,285	834,648
JPMorgan Chase & Co.	78,139	15,833,306
NU Holdings Ltd. (Brazil) (Class A Stock)*	385,451	4,579,158
Pinnacle Financial Partners, Inc.	55,989	4,451,685
PNC Financial Services Group, Inc. (The)	59,651	9,388,471
Truist Financial Corp.	237,243	8,955,923
Western Alliance Bancorp	47,687	3,005,712
Wintrust Financial Corp.	19,339	1,907,019
WSFS Financial Corp.	64,507	2,842,178
		79,196,943

PGIM Jennison Blend Fund
Schedule of Investments as of May 31, 2024 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Beverages 0.5%
PepsiCo, Inc.	27,934	$4,829,788
Primo Water Corp.	26,871	606,210
		5,435,998
Biotechnology 4.0%
AbbVie, Inc.	58,301	9,400,453
Alkermes PLC*	52,834	1,236,316
Amgen, Inc.	14,916	4,562,059
Apellis Pharmaceuticals, Inc.*	42,703	1,676,093
Arcutis Biotherapeutics, Inc.*	310,122	2,592,620
Cabaletta Bio, Inc.*	117,530	1,197,631
Celldex Therapeutics, Inc.*	25,714	856,276
Crinetics Pharmaceuticals, Inc.*	58,181	2,583,818
Editas Medicine, Inc.*(a)	121,097	629,704
Intellia Therapeutics, Inc.*	38,206	816,844
Iovance Biotherapeutics, Inc.*(a)	56,321	500,130
Krystal Biotech, Inc.*	16,635	2,662,432
Rocket Pharmaceuticals, Inc.*	29,650	632,138
Syndax Pharmaceuticals, Inc.*	49,776	959,184
Tourmaline Bio, Inc.	23,465	323,113
Twist Bioscience Corp.*	28,946	1,212,837
Vaxcyte, Inc.*	33,937	2,384,753
Veracyte, Inc.*	49,457	1,026,233
Vertex Pharmaceuticals, Inc.*	12,676	5,771,890
Viking Therapeutics, Inc.*	8,017	499,138
		41,523,662
Broadline Retail 4.0%
Amazon.com, Inc.*	170,686	30,115,838
MercadoLibre, Inc. (Brazil)*	6,441	11,114,461
		41,230,299
Building Products 1.2%
Hayward Holdings, Inc.*	139,902	2,027,180
Johnson Controls International PLC	82,764	5,951,559
Simpson Manufacturing Co., Inc.	4,302	713,788
UFP Industries, Inc.	9,044	1,080,577
Zurn Elkay Water Solutions Corp.	85,155	2,666,203
		12,439,307

PGIM Jennison Blend Fund
Schedule of Investments as of May 31, 2024 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Capital Markets 2.5%
AssetMark Financial Holdings, Inc.*	64,536	$2,219,393
Blackstone, Inc.	44,656	5,381,048
Bridge Investment Group Holdings, Inc. (Class A Stock)	137,455	1,063,902
Brightsphere Investment Group, Inc.	99,259	2,200,572
Goldman Sachs Group, Inc. (The)	23,872	10,898,045
Hamilton Lane, Inc. (Class A Stock)	14,802	1,857,503
Houlihan Lokey, Inc.	13,388	1,812,066
Marex Group PLC (United Kingdom)*(a)	27,139	548,751
		25,981,280
Chemicals 1.2%
Avient Corp.	64,164	2,866,847
Ingevity Corp.*	15,567	760,448
Linde PLC	20,334	8,855,864
		12,483,159
Commercial Services & Supplies 0.9%
ABM Industries, Inc.	20,128	951,450
ACV Auctions, Inc. (Class A Stock)*	168,729	3,011,813
Casella Waste Systems, Inc. (Class A Stock)*	23,791	2,393,137
CoreCivic, Inc.*	78,855	1,265,623
VSE Corp.	16,394	1,342,013
		8,964,036
Communications Equipment 0.6%
Cisco Systems, Inc.	128,830	5,990,595
Construction & Engineering 0.7%
Construction Partners, Inc. (Class A Stock)*	59,440	3,460,002
Fluor Corp.*	12,314	534,428
Great Lakes Dredge & Dock Corp.*	309,421	2,831,202
Sterling Infrastructure, Inc.*	6,608	811,925
		7,637,557
Consumer Finance 0.1%
Bread Financial Holdings, Inc.	14,684	613,204
Consumer Staples Distribution & Retail 2.2%
Chefs’ Warehouse, Inc. (The)*	73,089	2,881,168
Costco Wholesale Corp.	10,510	8,511,944

PGIM Jennison Blend Fund
Schedule of Investments as of May 31, 2024 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Consumer Staples Distribution & Retail (cont’d.)
Sprouts Farmers Market, Inc.*	6,925	$546,937
Walmart, Inc.	159,771	10,506,541
		22,446,590
Diversified Consumer Services 0.2%
Frontdoor, Inc.*	31,397	1,110,512
Perdoceo Education Corp.	41,636	936,810
		2,047,322
Diversified Telecommunication Services 0.2%
Cogent Communications Holdings, Inc.	41,305	2,446,082
Electric Utilities 0.7%
PG&E Corp.	369,469	6,849,955
Electrical Equipment 0.7%
Atkore, Inc.	4,549	692,130
Eaton Corp. PLC	15,032	5,003,401
Encore Wire Corp.	1,924	555,517
NEXTracker, Inc. (Class A Stock)*	13,619	751,360
		7,002,408
Electronic Equipment, Instruments & Components 0.3%
Itron, Inc.*	6,877	739,622
Littelfuse, Inc.	4,032	1,034,611
Sanmina Corp.*	26,837	1,839,408
		3,613,641
Energy Equipment & Services 1.2%
Archrock, Inc.	31,611	639,807
Cactus, Inc. (Class A Stock)	80,376	4,127,307
ChampionX Corp.	16,711	545,113
Expro Group Holdings NV*	27,837	611,022
ProPetro Holding Corp.*	92,315	884,378
RPC, Inc.	108,347	740,010
Seadrill Ltd. (Norway)*	12,772	662,483
Weatherford International PLC*	34,608	4,164,727
		12,374,847

PGIM Jennison Blend Fund
Schedule of Investments as of May 31, 2024 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Entertainment 1.9%
Cinemark Holdings, Inc.*	37,842	$653,531
Netflix, Inc.*	17,978	11,535,044
Sphere Entertainment Co.*(a)	15,687	572,576
Walt Disney Co. (The)	67,937	7,059,334
		19,820,485
Financial Services 2.7%
AvidXchange Holdings, Inc.*	101,956	1,079,714
Essent Group Ltd.	46,399	2,630,823
Flywire Corp.*	69,399	1,190,193
Mastercard, Inc. (Class A Stock)	17,602	7,869,326
NMI Holdings, Inc.*	51,228	1,699,745
Radian Group, Inc.	29,227	913,052
Shift4 Payments, Inc. (Class A Stock)*(a)	58,198	3,915,561
Visa, Inc. (Class A Stock)	32,806	8,938,323
		28,236,737
Food Products 1.2%
Adecoagro SA (Brazil)	229,743	2,260,671
Freshpet, Inc.*	34,159	4,480,636
Hershey Co. (The)	17,231	3,408,809
Utz Brands, Inc.(a)	111,853	2,073,755
		12,223,871
Gas Utilities 0.3%
Chesapeake Utilities Corp.	10,108	1,132,197
New Jersey Resources Corp.	40,910	1,777,949
		2,910,146
Ground Transportation 0.9%
Uber Technologies, Inc.*	72,198	4,661,103
Union Pacific Corp.	20,502	4,773,276
		9,434,379
Health Care Equipment & Supplies 1.1%
CONMED Corp.	7,569	578,574
Inspire Medical Systems, Inc.*(a)	8,828	1,401,798

PGIM Jennison Blend Fund
Schedule of Investments as of May 31, 2024 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Health Care Equipment & Supplies (cont’d.)
Intuitive Surgical, Inc.*	14,320	$5,758,359
Tandem Diabetes Care, Inc.*	80,571	4,127,652
		11,866,383
Health Care Providers & Services 1.5%
Acadia Healthcare Co., Inc.*	29,175	2,009,866
Cigna Group (The)	18,341	6,320,676
Guardant Health, Inc.*	66,811	1,810,578
LifeStance Health Group, Inc.*	230,069	1,281,484
NeoGenomics, Inc.*(a)	102,775	1,409,045
Option Care Health, Inc.*	43,423	1,294,874
Progyny, Inc.*	67,680	1,823,976
		15,950,499
Health Care Technology 0.1%
Phreesia, Inc.*	30,335	573,938
Hotel & Resort REITs 0.2%
Summit Hotel Properties, Inc.	165,274	1,011,477
Sunstone Hotel Investors, Inc.	64,844	666,596
		1,678,073
Hotels, Restaurants & Leisure 1.9%
Airbnb, Inc. (Class A Stock)*	35,162	5,096,029
Bloomin’ Brands, Inc.	71,916	1,567,769
Cava Group, Inc.*(a)	20,225	1,871,824
Chipotle Mexican Grill, Inc.*	954	2,985,562
Golden Entertainment, Inc.	56,503	1,710,346
McDonald’s Corp.	19,042	4,929,783
Shake Shack, Inc. (Class A Stock)*	18,791	1,783,078
		19,944,391
Household Durables 0.8%
Century Communities, Inc.	54,093	4,565,990
Ethan Allen Interiors, Inc.	34,397	1,001,297
Green Brick Partners, Inc.*	14,517	792,628
Tri Pointe Homes, Inc.*	39,820	1,542,229
		7,902,144

PGIM Jennison Blend Fund
Schedule of Investments as of May 31, 2024 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Household Products 0.7%
Procter & Gamble Co. (The)	46,930	$7,721,862
Industrial REITs 0.3%
Plymouth Industrial REIT, Inc.	127,405	2,657,668
Insurance 3.2%
Axis Capital Holdings Ltd.	41,971	3,100,818
Chubb Ltd.	35,440	9,597,861
CNO Financial Group, Inc.	73,169	2,099,219
Marsh & McLennan Cos., Inc.	34,573	7,176,663
MetLife, Inc.	100,098	7,244,092
Progressive Corp. (The)	8,106	1,711,825
Skyward Specialty Insurance Group, Inc.*	54,817	2,045,770
		32,976,248
Interactive Media & Services 4.3%
Alphabet, Inc. (Class A Stock)*	56,727	9,785,407
Alphabet, Inc. (Class C Stock)*	36,185	6,294,743
Meta Platforms, Inc. (Class A Stock)	60,037	28,027,073
Yelp, Inc.*	21,659	800,733
		44,907,956
IT Services 1.1%
ASGN, Inc.*	31,422	2,950,840
Grid Dynamics Holdings, Inc.*	241,299	2,292,341
MongoDB, Inc.*	13,405	3,164,384
Snowflake, Inc. (Class A Stock)*	25,337	3,450,393
		11,857,958
Leisure Products 0.1%
Brunswick Corp.	17,590	1,451,703
Life Sciences Tools & Services 0.1%
Adaptive Biotechnologies Corp.*(a)	172,232	594,200
Machinery 2.8%
Energy Recovery, Inc.*	63,620	858,870
Enerpac Tool Group Corp.	104,574	4,111,850
Enpro, Inc.	12,564	1,925,559
Gates Industrial Corp. PLC*	64,028	1,115,368
Mueller Industries, Inc.	23,219	1,367,831

PGIM Jennison Blend Fund
Schedule of Investments as of May 31, 2024 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Machinery (cont’d.)
Otis Worldwide Corp.	58,440	$5,797,248
Parker-Hannifin Corp.	12,891	6,851,824
REV Group, Inc.	21,360	585,478
Terex Corp.	20,238	1,207,601
Trinity Industries, Inc.	154,392	4,855,628
		28,677,257
Marine Transportation 0.6%
Kirby Corp.*	39,072	4,851,570
Matson, Inc.	8,561	1,097,520
		5,949,090
Media 0.5%
Trade Desk, Inc. (The) (Class A Stock)*	57,250	5,311,655
Metals & Mining 1.2%
Century Aluminum Co.*	25,739	471,796
Commercial Metals Co.	21,563	1,214,428
Constellium SE*	222,345	4,818,216
Eldorado Gold Corp. (Turkey)*	150,616	2,435,461
ERO Copper Corp. (Brazil)*	50,475	1,075,118
Materion Corp.	12,956	1,481,907
SunCoke Energy, Inc.	113,850	1,201,117
		12,698,043
Mortgage Real Estate Investment Trusts (REITs) 0.4%
Dynex Capital, Inc.	51,759	634,048
Ladder Capital Corp.	299,364	3,346,889
		3,980,937
Multi-Utilities 0.9%
NiSource, Inc.	338,183	9,827,598
Office REITs 1.0%
Alexandria Real Estate Equities, Inc.	63,829	7,595,651
Cousins Properties, Inc.	56,691	1,311,263
Hudson Pacific Properties, Inc.	138,990	682,441
Piedmont Office Realty Trust, Inc. (Class A Stock)	125,837	917,351
		10,506,706

PGIM Jennison Blend Fund
Schedule of Investments as of May 31, 2024 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Oil, Gas & Consumable Fuels 3.7%
Chord Energy Corp.	18,905	$3,505,176
ConocoPhillips	109,996	12,812,334
Exxon Mobil Corp.	127,002	14,892,254
Kinetik Holdings, Inc.	16,400	672,236
Kosmos Energy Ltd. (Ghana)*	476,330	2,905,613
Magnolia Oil & Gas Corp. (Class A Stock)	22,622	587,041
Matador Resources Co.	14,496	919,771
Murphy Oil Corp.	33,683	1,441,296
SM Energy Co.	24,849	1,253,135
		38,988,856
Passenger Airlines 0.1%
Sun Country Airlines Holdings, Inc.*	84,624	896,168
Personal Care Products 0.5%
elf Beauty, Inc.*	9,288	1,736,020
L’Oreal SA (France)	6,402	3,160,031
		4,896,051
Pharmaceuticals 5.1%
AstraZeneca PLC (United Kingdom), ADR	152,718	11,915,058
Bristol-Myers Squibb Co.	77,375	3,179,339
Eli Lilly & Co.	31,065	25,483,862
Innoviva, Inc.*	100,094	1,580,484
Novo Nordisk A/S (Denmark), ADR	59,786	8,087,850
Prestige Consumer Healthcare, Inc.*	32,250	2,073,998
Tarsus Pharmaceuticals, Inc.*	39,850	1,313,456
		53,634,047
Professional Services 0.5%
Huron Consulting Group, Inc.*	22,177	1,958,451
Korn Ferry	16,225	1,069,877
Parsons Corp.*	9,943	757,159
UL Solutions, Inc. (Class A Stock)*	15,549	599,725
Upwork, Inc.*	44,999	475,639
		4,860,851

PGIM Jennison Blend Fund
Schedule of Investments as of May 31, 2024 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Real Estate Management & Development 0.1%
DigitalBridge Group, Inc.	67,094	$915,162
Redfin Corp.*	95,096	612,418
		1,527,580
Residential REITs 0.3%
Independence Realty Trust, Inc.	100,302	1,675,044
UMH Properties, Inc.	99,094	1,498,301
		3,173,345
Retail REITs 0.6%
Macerich Co. (The)	37,740	570,629
Retail Opportunity Investments Corp.	130,933	1,639,281
SITE Centers Corp.	63,161	910,782
Tanger, Inc.	21,526	597,346
Urban Edge Properties	171,047	3,032,663
		6,750,701
Semiconductors & Semiconductor Equipment 9.7%
Advanced Micro Devices, Inc.*	118,757	19,820,543
ASML Holding NV (Netherlands)	1,482	1,423,239
Broadcom, Inc.	18,062	23,996,270
Credo Technology Group Holding Ltd.*	96,791	2,523,342
Impinj, Inc.*	13,301	2,176,975
Lam Research Corp.	4,753	4,431,887
MACOM Technology Solutions Holdings, Inc.*	29,559	2,989,597
MaxLinear, Inc.*	58,125	1,032,881
NVIDIA Corp.	31,740	34,797,514
Onto Innovation, Inc.*	4,364	945,679
Photronics, Inc.*	45,286	1,238,572
SiTime Corp.*	16,042	1,954,237
Tower Semiconductor Ltd. (Israel)*	74,028	2,779,011
Universal Display Corp.	4,889	858,997
		100,968,744
Software 8.7%
Adobe, Inc.*	9,505	4,227,444
Alarm.com Holdings, Inc.*	7,259	474,811
Cadence Design Systems, Inc.*	21,869	6,261,313
Cleanspark, Inc.*	19,869	319,295
Crowdstrike Holdings, Inc. (Class A Stock)*	14,568	4,569,544
Descartes Systems Group, Inc. (The) (Canada)*	12,900	1,191,057

PGIM Jennison Blend Fund
Schedule of Investments as of May 31, 2024 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Software (cont’d.)
Intapp, Inc.*	90,273	$3,240,801
LiveRamp Holdings, Inc.*	65,769	2,057,912
Marathon Digital Holdings, Inc.*	29,403	573,947
Microsoft Corp.	95,360	39,586,797
MicroStrategy, Inc. (Class A Stock)*	683	1,041,227
Oracle Corp.	38,595	4,522,948
Palo Alto Networks, Inc.*	9,908	2,921,968
Q2 Holdings, Inc.*	104,150	6,334,403
Riskified Ltd. (Class A Stock)*	256,916	1,564,618
Salesforce, Inc.	26,910	6,308,780
Sprout Social, Inc. (Class A Stock)*	80,864	2,640,210
Varonis Systems, Inc.*	72,131	3,098,748
		90,935,823
Specialized REITs 0.3%
Four Corners Property Trust, Inc.	29,466	719,265
National Storage Affiliates Trust	71,820	2,627,176
		3,346,441
Specialty Retail 1.2%
Academy Sports & Outdoors, Inc.	15,201	876,946
Boot Barn Holdings, Inc.*(a)	18,342	2,181,414
Buckle, Inc. (The)	24,649	949,973
Carvana Co.*	7,939	793,741
Citi Trends, Inc.*(a)	34,242	836,532
Foot Locker, Inc.	30,940	857,966
Home Depot, Inc. (The)	5,108	1,710,516
Lowe’s Cos., Inc.	10,852	2,401,439
Warby Parker, Inc. (Class A Stock)*	96,199	1,703,684
		12,312,211
Technology Hardware, Storage & Peripherals 3.3%
Apple, Inc.	135,229	25,997,775
Dell Technologies, Inc. (Class C Stock)	47,582	6,640,544
Super Micro Computer, Inc.*(a)	2,051	1,609,030
		34,247,349
Textiles, Apparel & Luxury Goods 0.9%
Kontoor Brands, Inc.	35,449	2,599,830

PGIM Jennison Blend Fund
Schedule of Investments as of May 31, 2024 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Textiles, Apparel & Luxury Goods (cont’d.)
LVMH Moet Hennessy Louis Vuitton SE (France)	4,356	$3,483,685
NIKE, Inc. (Class B Stock)	32,226	3,063,081
		9,146,596
Trading Companies & Distributors 0.5%
GMS, Inc.*	9,179	862,459
Herc Holdings, Inc.	20,169	2,925,917
Rush Enterprises, Inc. (Class A Stock)	29,769	1,343,475
		5,131,851
Water Utilities 0.1%
SJW Group	19,551	1,069,635

Total Long-Term Investments (cost $621,680,134)		1,021,154,137

Short-Term Investments 3.2%
Affiliated Mutual Funds
PGIM Core Government Money Market Fund (7-day effective yield 5.550%)(wb)	19,078,921	19,078,921
PGIM Institutional Money Market Fund (7-day effective yield 5.632%) (cost $14,069,771; includes $13,986,067 of cash collateral for securities on loan)(b)(wb)	14,101,912	14,093,451

Total Short-Term Investments (cost $33,148,692)		33,172,372

TOTAL INVESTMENTS 101.3% (cost $654,828,826)		1,054,326,509
Liabilities in excess of other assets (1.3)%		(13,662,737)

Net Assets 100.0%		$1,040,663,772

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ADR—American Depositary Receipt
REITs—Real Estate Investment Trust

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $13,823,713; cash collateral of $13,986,067 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

PGIM Jennison Blend Fund
Schedule of Investments as of May 31, 2024 (unaudited) (continued)
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).